Property and Equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Office building CNY	Dec. 31, 2013 Office building improvements CNY	Dec. 31, 2013 Computer and software CNY	Dec. 31, 2012 Computer and software CNY	Dec. 31, 2013 Furniture, fixture and other equipment CNY	Dec. 31, 2012 Furniture, fixture and other equipment CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross	144,199	51,912			77,797	3,884	54,271	46,339	4,544	2,799	407	407	3,296	2,367
Less: accumulated depreciation and amortization	(44,715)	(29,481)
Property and equipment, net	99,484	22,431		16,434
Depreciation and amortization expenses for the property and equipment	15,576	13,264	9,830